Note 14 - Warrants (Details) - Fair Value Assumptions for Warrants	1 Months Ended		12 Months Ended
	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Note 14 - Warrants (Details) - Fair Value Assumptions for Warrants [Line Items]
Number outstanding (Shares) (in Shares)			5,879,300	6,360,300	7,286,000
Volatility %	62.40%	63.00%
Risk-free rate %	0.58%	0.40%
Expected life Years	5 years		4 years
Agent Warrants [Member]
Note 14 - Warrants (Details) - Fair Value Assumptions for Warrants [Line Items]
Number outstanding (Shares) (in Shares)				96,000
Volatility %				86.51%
Risk-free rate %				0.12%
Expected life Years				73 days
Series A Common Share Purchase Warrant [Member]
Note 14 - Warrants (Details) - Fair Value Assumptions for Warrants [Line Items]
Number outstanding (Shares) (in Shares)			3,285,000	3,670,000
Volatility %				67.93%
Risk-free rate %				0.12%
Expected life Years				2 years 73 days
March 2013 Warrants [Member]
Note 14 - Warrants (Details) - Fair Value Assumptions for Warrants [Line Items]
Number outstanding (Shares) (in Shares)			1,724,300	1,724,300
Volatility %				54.84%
Risk-free rate %				0.64%
Expected life Years				4 years 109 days
July 2013 Warrants [Member]
Note 14 - Warrants (Details) - Fair Value Assumptions for Warrants [Line Items]
Number outstanding (Shares) (in Shares)			870,000	870,000
Volatility %				55.51%
Risk-free rate %				0.64%
Expected life Years				4 years 255 days